CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended				50 Months Ended	53 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011	Dec. 31, 2011
OPERATING EXPENSES -
General and administrative expenses *	$ 1,792	[1]	$ 2,581	[1]	$ 16,671	[2]	$ 6,192	[2]	$ 22,927 [2]	$ 24,719 [1]
FINANCIAL EXPENSES (INCOME), net	3		(1)		5		(4)		1	4
NET LOSS FOR THE PERIOD	$ 1,795		$ 2,580		$ 16,676		$ 6,188		$ 22,928	$ 24,723
Net loss per common share - basic and diluted (in dollars per share)	$ (0.02)		$ (0.04)		$ 0.21		$ 0.09
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	119,490,514		68,500,000		78,311,612		67,300,000

[1]	In the three months period ended December 31, 2011 and 2010 - includes $1,559 thousands and $2,338 thousands, respectively of share-based compensation.
[2]	In the year ended September 30, 2011 - includes $16,058 thousands share-based compensation.